Net Loss Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings Per Share [Abstract]
Net loss attributable to the shareholders of Teekay Corporation - basic and diluted	$ (12,005)	$ (12,582)	$ (60,884)	$ (137,990)
Basic and Diluted (in shares)	100,435,045	86,261,330	99,412,381	86,232,315
Common stock and common stock equivalents (in shares)	100,435,045	86,261,330	99,412,381	86,232,315
Loss per common share - basic and diluted
Earnings Per Share, Basic and Diluted	$ (0.12)	$ (0.15)	$ (0.61)	$ (1.60)